VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 86,000	$ 82,600	$ 81,900
Cost	2,259,132	2,267,819
Accumulated depreciation	670,209	615,109
Vessels and equipment pledged as collateral	$ 1,449,100	1,511,200
Number of vessels with carrying value in excess of market value | vessel	6
Drydocking
Property, Plant and Equipment [Line Items]
Cost	$ 88,500	97,700
Accumulated depreciation	49,600	60,300
Mooring Equipment
Property, Plant and Equipment [Line Items]
Cost	37,800	37,800
Accumulated depreciation	$ 20,100	$ 16,700